VESSELS AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Movements in Vessels and Equipment
Movements in the three years ended December 31, 2023 are as follows:

(in thousands of $)	Vessels and equipment	Dry dock component	Net Carrying Value
Cost
As of December 31, 2022	4,390,718	126,437	4,517,155
Additions	1,113,143	26,114	1,139,257
Transfers from newbuildings	191,132	2,746	193,878
Disposals	(230,194)	(7,642)	(237,836)
As of December 31, 2023	5,464,799	147,655	5,612,454

Accumulated depreciation
As of December 31, 2022	(790,346)	(76,157)	(866,503)
Charge for the period	(212,088)	(17,982)	(230,070)
Disposals	111,516	5,772	117,288
As of December 31, 2023	(890,918)	(88,367)	(979,285)

Net book value as of December 31, 2023	4,573,881	59,288	4,633,169

Cost
As of December 31, 2021	4,089,351	107,616	4,196,967
Additions	16,483	17,850	34,333
Transfers from newbuildings	380,859	5,382	386,241
Disposals	(95,975)	(4,411)	(100,386)
As of December 31, 2022	4,390,718	126,437	4,517,155

Accumulated depreciation
As of December 31, 2021	(666,860)	(62,807)	(729,667)
Charge for the period	(145,623)	(16,324)	(161,947)
Disposals	22,137	2,974	25,111
As of December 31, 2022	(790,346)	(76,157)	(866,503)

Net book value as of December 31, 2022	3,600,372	50,280	3,650,652

Cost
As of January 1, 2021	3,805,768	94,396	3,900,164
Additions	189,193	12,740	201,933
Transfers from newbuildings	189,035	5,127	194,162
Disposals	(94,645)	(4,647)	(99,292)
As of December 31, 2021	4,089,351	107,616	4,196,967

Accumulated depreciation
As of January 1, 2021	(550,082)	(49,626)	(599,708)
Charge for the period	(136,482)	(15,995)	(152,477)
Disposals	19,704	2,814	22,518
As of December 31, 2021	(666,860)	(62,807)	(729,667)